Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of reconciliation of net loss available to common stockholders and the computation of basic and diluted loss per share
A reconciliation of net loss available to common stockholders and the number of shares in the calculation of basic and diluted loss per share is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net loss	$(11,552)	$(12,007)	$(23,360)	$(33,009)

Weighted-average shares used in computing net loss per share, basic and diluted	13,446,622	2,909,105	8,336,451	2,883,582

Net loss per share attributable to common stockholders, basic and diluted	$(0.86)	$(4.13)	$(2.80)	$(11.45)

A reconciliation of net loss available to common stockholders and the number of shares in the calculation of basic and diluted loss per share is as follows:

	Year Ended December 31,
	2021	2020
Net loss	$(55,319)	$(19,862)

Denominator:
Weighted-average shares used in computing net loss per share, basic and diluted	14,881,325	13,862,582

Net loss per share attributable to common stockholders, basic and diluted	$(3.72)	$(1.43)

Schedule of antidilutive securities excluded from computation of earnings per share
The following potential common stock securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (on an as-converted
basis):

	Three and Six Months Ended June 30,
	2022	2021
Series A and B redeemable convertible preferred stock	—	19,517,988
Stock options to purchase common stock	8,779,368	1,815,431
Unvested early exercised options	288,807	499,571
Contingent earnout common stock	2,000,000	—

Total	11,068,175	21,832,990

The following potential common shares securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (on an as-converted basis):

	Year Ended December 31,
	2021	2020
Series A and B redeemable convertible preferred stock	99,734,543	58,948,067
Potential issuance of Series B redeemable convertible preferred stock under Tranche 2	—	19,683,025
Potential issuance of Series B redeemable convertible preferred stock under Tranche 3	—	19,683,025
Stock options to purchase common stock	11,711,174	4,173,285
Unvested early exercised options	2,418,871	—

Total	113,864,588	102,487,402